Taxation (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit before tax	£ 2,897	£ 2,843	£ 3,117
UK corporation tax thereon at 19 per cent (2018:19 per cent)	(550)	(540)	(592)
Impact of surcharge on banking profits	(221)	(234)	(175)
Non-deductible costs: conduct charges	(103)	(9)	(92)
Non-deductible costs: bank levy		(43)
Other non-deductible costs	(39)	(46)	(44)
Non-taxable income	45	36	51
Tax Effect on Tax Relief on Coupons on Other Equity Instruments	47	44	39
Tax-exempt gains on disposals	10	86	38
(Derecognition) recognition of losses that arose in prior years	12	1	(10)
Remeasurement of deferred tax due to rate changes	14	22	10
Differences in overseas tax rates	(15)	3	3
Policyholder tax	(38)	(26)	(36)
Policyholder deferred tax asset in respect of life assurance expenses		73
Adjustments in respect of prior years	166	(21)	8
Tax expense	£ (672)	(654)	(800)
UK corporation tax rate	19.00%			19.00%
Continuing operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit before tax	£ 2,897	£ 2,843	£ 3,117